Financial Risk Factors and Risk Management - Foreign Currency Exposure (Details) - Foreign Currency - EUR (€) € in Billions	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK FACTORS
Exposure	€ 1.0	€ 6.3
Average
FINANCIAL RISK FACTORS
Exposure	0.7	2.1
Highest
FINANCIAL RISK FACTORS
Exposure	1.0	6.3
Lowest
FINANCIAL RISK FACTORS
Exposure	€ 0.6	€ 0.7